K&L GATES                         Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000   www.klgates.com



April 17, 2008                    Jennifer R. Gonzalez
                                  D  202.778.9286
                                  F  202.778.9100
                                  jennifer.gonzalez@klgates.com




VIA EDGAR
---------
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:  Highland Credit Strategies Fund
          Pre-Effective Amendment No. 1 to its
          Registration Statement on Form N-14 (File No. 333-149424)
          ---------------------------------------------------------

Dear Sir or Madam:

     On behalf of Highland Credit Strategies Fund (the "Fund"), transmitted herewith for filing is Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 (the "Pre-Effective Amendment"). The primary purpose of the Pre-Effective Amendment is to include revisions based on comments received from the staff of the U.S. Securities and Exchange Commission. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Fund.

     Pursuant to Rule 472(a) under the 1933 Act, the Pre-Effective Amendment has been marked to reflect the changes effected by the Pre-Effective Amendment.

     On behalf of the Fund, we have included an acceleration request with the filing to ask the staff to make the Pre-Effective Amendment effective on April 18, 2008, or as soon thereafter as is practicable.

     If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.

                                               Sincerely,

                                               /s/ Jennifer R. Gonzalez

                                               Jennifer R. Gonzalez

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